Earnings per share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares
Securities excluded from the computation of diluted net earnings per share (in shares)	839,275	839,275	846,952	909,568
Numerator:
Earnings attributable to Class A and Class B ordinary shareholders for computing basic earnings per Class A and Class B ordinary share	$ 309,620	¥ 2,128,787	¥ 1,949,655	¥ 2,036,817
Denominator:
Weighted average number of Class A and Class B ordinary shares outstanding for computing basic earnings per Class A and Class B ordinary share	132,266,157	132,266,157	117,554,229	115,958,088
Weighted average number of Class A and Class B ordinary shares outstanding for computing diluted earnings per Class A and Class B ordinary share	140,083,610	140,083,610	125,715,833	125,817,183
Basic earnings per Class A and Class B ordinary shares (in dollars per share) | (per share)	$ 2.34	¥ 16.09	¥ 16.59	¥ 17.57
Diluted earnings per Class A and Class B ordinary shares (in dollars per share) | (per share)	$ 2.27	¥ 15.61	¥ 15.94	¥ 16.86
Common Class A and B shares
Numerator:
Earnings attributable to Class A and Class B ordinary shareholders for computing basic earnings per Class A and Class B ordinary share | ¥		¥ 2,128,787	¥ 1,949,655	¥ 2,036,817
Interest expenses from convertible senior notes | ¥		57,293	54,673	84,147
Net earnings attributable to Class A and Class B ordinary shareholders for computing diluted earnings per Class A and Class B ordinary share | ¥		¥ 2,186,080	¥ 2,004,328	¥ 2,120,964
Denominator:
Weighted average number of Class A and Class B ordinary shares outstanding for computing basic earnings per Class A and Class B ordinary share	132,266,157	132,266,157	117,554,229	115,958,088
Dilutive employee share options and non-vested ordinary shares	1,562,347	1,562,347	1,900,201	3,572,930
Dilutive convertible senior notes	6,255,106	6,255,106	6,261,403	6,286,165
Weighted average number of Class A and Class B ordinary shares outstanding for computing diluted earnings per Class A and Class B ordinary share	140,083,610	140,083,610	125,715,833	125,817,183
Basic earnings per Class A and Class B ordinary shares (in dollars per share) | ¥ / shares		¥ 16.09	¥ 16.59	¥ 17.57
Diluted earnings per Class A and Class B ordinary shares (in dollars per share) | ¥ / shares		¥ 15.61	¥ 15.94	¥ 16.86